UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30,2005

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Barb Lockhart
Title:		Senior Vice President Finance & Administration
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario November 10, 2005
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-
[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		206

Form 13F Information Table Value Total:19,378,156
(in Canadian $)(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011




MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : September 30,2005
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6 COLUMN 7
COLUMN 8 VALUE SHRS OR SH/ PUT/ INVESTMENT OTHER VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN CALL
DISCRETION MANAGERS SOLE SHARED NONE ABB LTD ADR (1 ORD SHR)
000375204 38,760 4,535,600SH SOLE 4,535,600 AGCO CORP COMMON 001084102 38,224
1,808,800SH SOLE 1,808,800 ATI TECHNOLOGIES INC COMMON 001941103 241,323
15,017,005SH SOLE 15,017,005 ABBOTT LABS COMMON 002824100 1,169 23,750SH
SOLE 23,750 AIR LIQUIDE ADR (0.2 ORD) 009126202 40,816 959,156SH SOLE 959,156
AJINOMOTO CO ADR(10ORD) 009707100 19,738 161,900SH SOLE 161,900
AKTIEBOLAGETT ELECTR ADR(2 SER B) 010198208 20,749 378,200SH SOLE 378,200
ALCAN INC COMMON 013716105 457,488 12,414,863SH SOLE 12,414,863 ALCOA INC
COMMON 013817101 60,990 2,151,000SH SOLE 2,151,000 AMERICAN EXPRESS CO
COMMON 025816109 1,134 17,000SH SOLE 17,000 AMERN INTL GROUP INC COMMON 026874107 99,639 1,385,000SH SOLE 1,385,000 ANHEUSER BUSCH COS COMMON
035229103 1,411 28,225SH SOLE 28,225 APACHE CORP COMMON 037411105 72,652
831,850SH SOLE 831,850 APPLIED MATERIALS COMMON 038222105 862 43,750SH
SOLE 43,750 ARCHER DANIELS MIDLD COMMON 039483102 888 31,000SH SOLE
31,000 ASAHI GLASS SP ADR (10 ORD) 043393206 8,121 66,800SH SOLE 66,800
AUTOMATIC DATA PROC COMMON 053015103 550 11,000SH SOLE 11,000 AVERY
DENNISON CORP COMMON 053611109 41,669 685,000SH SOLE 685,000 BG PLC ADR (5
ORDS) 055434203 52,056 940,100SH SOLE 940,100 BP ADR (6 ORDS) 055622104 92,034
1,118,760SH SOLE 1,118,760 BANK OF AMERICA CORP COMMON USD 0.01 060505104
3,586 73,350SH SOLE 73,350 BANK OF MONTREAL COMMON 063671101 122,355
2,116,867SH SOLE 2,116,867 BANK NEW YORK INC COMMON 064057102 1,366
40,000SH SOLE 40,000 BANK OF NOVA SCOTIA COMMON 064149107 769,364
17,723,190SH SOLE 17,723,190 BANK YOKOHAMA ADR(10 ORD SHRS) 066011206
26,861 305,600SH SOLE 305,600 BARRICK GOLD CORP COMMON 067901108 80,711
2,394,983SH SOLE 2,394,983 BAYER A G SP ADR (1 ORD) 072730302 286 6,700SH SOLE
6,700 BECKMAN COULTER INC COMMON 075811109 43,410 692,600SH SOLE 692,600
BECTON DICKINSON COMMON 075887109 487 8,000SH SOLE 8,000 BOSTON
SCIENTIFIC COMMON 101137107 81,725 3,011,800SH SOLE 3,011,800 BRISTOL MYERS SQUIBB COMMON 110122108 2,185 78,200SH SOLE 78,200 CAE INC COMMON
124765108 47,801 6,112,600SH SOLE 6,112,600 CCL INDUSTRIES INC CLASS B NON
VTG 124900309 56,578 1,885,940SH SOLE 1,885,940 CDN IMP BANK COMMERC
COMMON 136069101 558,177 7,688,395SH SOLE 7,688,395 CDN NATL RAILWAY
COMMON 136375102 524,856 6,361,885SH SOLE 6,361,885 CDN NATURAL RES
COMMON 136385101 534,824 10,187,120SH SOLE 10,187,120 CDN TIRE CORP CLASS A
NON VTG 136681202 135,780 2,159,000SH SOLE 2,159,000 CANON INC ADR (1 ORD)
138006309 78,547 1,246,750SH SOLE 1,246,750 CAREMARK RX INC COMMON
141705103 1,044 18,000SH SOLE 18,000 CHEVRON CORP COMMON 166764100 1,615
21,488SH SOLE 21,488 CITIGROUP INC COMMON 172967101 231,094 4,372,376SH SOLE
4,372,376 CLEAR CHANNEL COMMUN COMMON 184502102 60,517 1,584,700SH SOLE
1,584,700 CLOROX CO COMMON 189054109 567 8,800SH SOLE 8,800 COCA COLA CO
COMMON 191216100 2,312 46,100SH SOLE 46,100 COLGATE PALMOLIVE CO
COMMON 194162103 99,817 1,628,475SH SOLE 1,628,475 DIEBOLD INC COMMON
253651103 280 7,000SH SOLE 7,000 DOMTAR INC COMMON 257561100 69,222
9,266,600SH SOLE 9,266,600 DUKE ENERGY CORP COMMON 264399106 58,445
1,725,600SH SOLE 1,725,600 EMC CORP MASS COMMON 268648102 487 32,400SH
SOLE 32,400 E.ON AG ADR(0.3333 ORDSHS) 268780103 489 13,700SH SOLE 13,700
ELECTRONIC ARTS COMMON 285512109 766 11,600SH SOLE 11,600 EMERSON ELEC
CO COMMON 291011104 525 6,300SH SOLE 6,300 ENCANA CORPORATION COMMON
292505104 633,431 9,335,755SH SOLE 9,335,755 ENTRUST TECHNOLOGIES COMMON
293848107 230 35,400SH SOLE 35,400 ERICSSON(LM) TEL ADR(10 SER B SHRS) 294821608 48,609 1,136,400SH SOLE 1,136,400 FEDERAL NTL MTG ASSN COMMON
313586109 130,552 2,508,668SH SOLE 2,508,668 FIRST DATA CORP COMMON
319963104 109,603 2,359,890SH SOLE 2,359,890 FIRST QUANTUM MNRL COMMON
335934105 6,461 213,600SH SOLE 213,600 FLUOR CORPORATION COMMON 343412102
72,367 968,100SH SOLE 968,100 FRANKLIN RES INC COMMON 354613101 3,466
35,550SH SOLE 35,550 GEAC COMPUTER CORP COMMON 368289104 51,584
4,745,500SH SOLE 4,745,500 GENERAL ELECTRIC CO COMMON 369604103 89,677
2,293,868SH SOLE 2,293,868 GILLETTE CO COMMON 375766102 811 12,000SH SOLE
12,000 HSBC HLDGS PLC SP ADR(5 ORD) 404280406 41,617 441,250SH SOLE 441,250
HEWLETT PACKARD CO COMMON 428236103 86,351 2,546,917SH SOLE 2,546,917
HOME DEPOT INC COMMON 437076102 321 7,250SH SOLE 7,250 HONDA MOTOR CO
ADR (0.5 ORD) 438128308 3,241 98,300SH SOLE 98,300 HONEYWELL INTL INC
COMMON 438516106 75,102 1,724,850SH SOLE 1,724,850 HOYA CORP ADR(1 ORD
SHR) 443251103 5,165 33,700SH SOLE 33,700 IAMGOLD CORP COMMON 450913108
52,489 6,153,500SH SOLE 6,153,500 IMPERIAL OIL LTD COMMON 453038408 127,863
954,130SH SOLE 954,130 INCO LTD COMMON 453258402 223,122 4,057,500SH SOLE
4,057,500 ING GROEP NV SP ADR (1 COM) 456837103 292 8,450SH SOLE 8,450 INTEL
CORP COMMON 458140100 72,198 2,522,535SH SOLE 2,522,535 INTL BUSINESS MCHN
COMMON 459200101 3,797 40,770SH SOLE 40,770 INTUIT COMMON 461202103 38,012
730,600SH SOLE 730,600 JOHNSON & JOHNSON COMMON 478160104 61,062 831,068SH
SOLE 831,068 JOHNSON MATTHEY PLC SP ADR 479142309 36,945 754,900SH SOLE
754,900 KIMBERLY CLARK MEX SP ADR (5 ORD A) 494386204 1,622 73,900SH SOLE 73,900 KOHLS CORP COMMON 500255104 42,032 721,400SH SOLE 721,400 L OREAL
CO ADR (0.2 ORD) 502117203 44,892 2,478,435SH SOLE 2,478,435 ESTEE LAUDER CO
CLASS A 518439104 71,714 1,773,300SH SOLE 1,773,300 LENOVO GROUP LTD ADR (20
ORD) 526250105 5,726 501,200SH SOLE 501,200 ELI LILLY & CO COMMON 532457108
64,239 1,033,750SH SOLE 1,033,750 MAGNA INTL INC CLASS A SUB VTG 559222401
577,765 6,609,074SH SOLE 6,609,074 MICROSOFT CORP COMMON 594918104 161,097
5,392,345SH SOLE 5,392,345 MITSUBISHI TOKYO ADR(0.001 ORD) 606816106 2,239
148,000SH SOLE 148,000 MORGAN STANLEY COMMON 617446448 83,619 1,335,125SH
SOLE 1,335,125 MOTOROLA INC COMMON 620076109 58,642 2,286,370SH SOLE
2,286,370 NEC CORP ADR (5 ORD) 629050204 409 65,000SH SOLE 65,000 NESTLE S A
SP ADR (0.05 ORD) 641069406 65,301 765,175SH SOLE 765,175 NIPPON TELEG & TEL
SP ADR (0.005 ORD) 654624105 67,700 2,349,200SH SOLE 2,349,200 NORTEL
NETWORKS CORP COMMON 656568102 335,556 88,072,467SH SOLE 88,072,467
PEARSON PLC SP ADR (1 ORD) 705015105 919 67,500SH SOLE 67,500 PEPSICO INC COMMON 713448108 77,582 1,178,230SH SOLE 1,178,230 PT TELEKOMUNIKAS IND
ADR(40 SER B SHRS) 715684106 532 22,000SH SOLE 22,000 PETSMART INC COMMON 716768106 33,831 1,337,800SH SOLE 1,337,800 PFIZER INC COMMON 717081103 213,666
7,369,643SH SOLE 7,369,643 PLACER DOME INC COMMON 725906101 168,833
8,488,326SH SOLE 8,488,326 PROCTER & GAMBLE CO COMMON 742718109 2,803
40,600SH SOLE 40,600 PRUDENTIAL FINL COMMON 744320102 37,289 475,360SH
SOLE 475,360 QUEBECOR WORLD INC SUB VTG 748203106 40,970 1,879,356SH SOLE 1,879,356 REED ELSEVIER N V SP ADR (2 ORD) 758204101 53,690 1,672,350SH SOLE
1,672,350 RESEARCH IN MOTION COMMON 760975102 265,147 3,343,600SH SOLE
3,343,600 REXAM PLC SP ADR NEW2001 761655406 22,520 429,100SH SOLE 429,100
RIO TINTO PLC ADR (4 ORD) 767204100 343 1,800SH SOLE 1,800 ROCHE HLDG LTD
SP ADR (.01 ORD) 771195104 42,387 520,770SH SOLE 520,770 ROGERS
COMMUNICATION CLASS B NON VTG 775109200 263,266 5,753,185SH SOLE 5,753,185
ROYAL GROUP TECH COMMON 779915107 681 58,200SH SOLE 58,200 ROYAL BANK
CDA COMMON 780087102 859,391 10,147,489SH SOLE 10,147,489 ROYAL DUTCH
PETROL NY REG EUR 0.56 780257804 474 6,500SH SOLE 6,500 SAP
AKTIENGESELLSCHF SP ADR(1/4 ORD) 803054204 24,899 494,900SH SOLE 494,900
SCHLUMBERGER LTD COMMON 806857108 81,945 836,400SH SOLE 836,400 SECOM
LTD ADR (2 ORD) 813113206 845 7,500SH SOLE 7,500 SIEMENS A G SP ADR 826197501
56,651 630,940SH SOLE 630,940 SUN LIFE FNCL INC COMMON 866796105 236 5,400SH
SOLE 5,400 SUNCOR ENERGY INC COMMON 867229106 451,158 6,406,679SH SOLE 6,406,679 TELEFONOS DE MEXICO SP ADR (20 SER L) 879403780 380 15,400SH SOLE 15,400 THOMSON CORP (THE) COMMON 884903105 321,075 7,398,049SH SOLE
7,398,049 TIME WARNER INC COMMON 887317105 83,298 3,961,375SH SOLE 3,961,375
TOMKINS PLC SP ADR (4 ORD) 890030208 32,699 1,368,400SH SOLE 1,368,400
TORONTO DOMINION BK COMMON 891160509 639,356 11,154,144SH SOLE 11,154,144
TORSTAR CORP CLASS B NON VTG 891474207 54,830 2,358,300SH SOLE 2,358,300
TOYOTA MTR CORP ADR (2 ORD) 892331307 93,169 868,700SH SOLE 868,700 TYCO
INTL LTD COMMON PAR $0.20 902124106 123,242 3,811,205SH SOLE 3,811,205 UNISYS
CORPORATION COMMON 909214108 1,365 177,100SH SOLE 177,100 UNITED
TECHNOLOGIES COMMON 913017109 81,771 1,358,520SH SOLE 1,358,520 UPM
KYMMENE CORP SP ADR 915436109 30,040 1,285,900SH SOLE 1,285,900 VIACOM INC
CLASS B 925524308 99,306 2,590,966SH SOLE 2,590,966 VOLVO AKTIEBOLAGET ADR
(1 ORD) 928856400 41,307 814,100SH SOLE 814,100 WPP GROUP PLC SP ADR(5 ORDS)
929309300 57,860 974,800SH SOLE 974,800 WACHOVIA CORP 2ND NEW COMMON
929903102 279 5,045SH SOLE 5,045 WAL MART STORES INC COMMON 931142103
69,178 1,359,650SH SOLE 1,359,650 WALGREEN CO COMMON 931422109 1,539
30,501SH SOLE 30,501 WRIGLEY WM JR CO COMMON 982526105 334 4,000SH SOLE
4,000 WYETH COMMON 983024100 77,888 1,449,785SH SOLE 1,449,785 YAHOO INC
COMMON 984332106 39,712 1,010,700SH SOLE 1,010,700 ZARLINK SEMICONDUCT
COMMON 989139100 3,459 2,290,695SH SOLE 2,290,695 AMVESCAP PLC SP ADR(2
ORDS) 03235E100 27,883 1,843,000SH SOLE 1,843,000 PETRO-CANADA COMMON
780257804 407,029 8,364,750SH SOLE 8,364,750 TALISMAN ENERGY INC COMMON
87425E103C 678,696 11,932,075SH SOLE 11,932,075 NCR CORP COMMON 664909108 296
8,000SH SOLE 8,000 NAVISTAR INTL CORP COMMON 63934E108 34,973 928,800SH
SOLE 928,800 BARCLAYS PLC ADR (4 ORD) 06738E204 6,098 128,785SH SOLE 128,785
ALTRIA GROUP INC COMMON 02209S103 59,338 693,325SH SOLE 693,325 BCE INC
COMMON 05534B109 277,398 8,709,504SH SOLE 8,709,504 BARRICK GOLD CORP
COMMON 067901108C 7,825 232,000SH SOLE 232,000 BIOVAIL CORP COMMON
09067J109 153,322 5,655,556SH SOLE 5,655,556 BRASCAN CORP CLASS A LTD VTG
10549P606 244 4,500SH SOLE 4,500 BURLINGTN NRTHRN S F COMMON 12189T104
82,994 1,195,300SH SOLE 1,195,300 CAMECO CORP COMMON 13321L108 468,430
7,552,885SH SOLE 7,552,885 CDN PACIFIC RAILWAY COMMON 13645T100 227,986
4,556,081SH SOLE 4,556,081 CARDINAL HEALTH INC COMMON 14149Y108 394
5,343SH SOLE 5,343 COGNOS INCORPORATED COMMON 19244C109 216,833
4,821,725SH SOLE 4,821,725 COMCAST CORP NEW CL A SPL 20030N200 1,771
53,000SH SOLE 53,000 COTT CORP COMMON 22163N106 171,174 8,358,100SH SOLE
8,358,100 CP SHIPS LTD COMMON 22409V102 31,657 1,284,765SH SOLE 1,284,765
DIAGEO P L C SP ADR (4 ORD) 25243Q205 59,270 879,960SH SOLE 879,960 EMBRAER-
EMPRESA BRAS PFD SP ADR 29081M102 38,152 851,250SH SOLE 851,250 ENBRIDGE
INC COMMON 29250N105 53,632 1,439,400SH SOLE 1,439,400 EXXON MOBIL CORP
COMMON 30231G102 1,891 25,636SH SOLE 25,636 FRANCE TELECOM SP ADR (1 ORD) 35177Q105 57,824 1,732,200SH SOLE 1,732,200 FREESCALE SEMICONDUC CLASS B 35687M206 37,919 1,384,981SH SOLE 1,384,981 GSI GROUP INC COMMON 36229U102
342 28,350SH SOLE 28,350 GLAXOSMITHKLINE PLC SP ADR (2 ORD) 37733W105
44,520 747,714SH SOLE 747,714 GOLD FIELDS LTD SP ADR(1 ORD) 38059T106 40,546
2,403,300SH SOLE 2,403,300 CGI GROUP INC CLASS A SUB VTG 39945C109 204,709
24,083,400SH SOLE 24,083,400 HBOS PLC SPONSORED ADR 42205M106 53,188
1,009,000SH SOLE 1,009,000 HENKEL LTD PARTNRSHP SP ADR (1 ORD) 42550U109
31,172 314,000SH SOLE 314,000 HUMMINGBIRD LTD COMMON 44544R101 40,686
1,570,875SH SOLE 1,570,875 IVANHOE MINES COMMON 46579N103 114,113
11,644,200SH SOLE 11,644,200 JPMORGAN CHASE & CO COMMON 46625H100 2,645
67,130SH SOLE 67,130 KINDER MORGAN INC COMMON 49455P101 34,891 312,500SH
SOLE 312,500 LUXOTTICA GROUP SPA SP ADR (1 ORD) 55068R202 532 18,400SH
SOLE 18,400 MBNA CORP COMMON 55262L100 451 15,759SH SOLE 15,759 MDS INC
COMMON 55269P302 322,902 15,464,667SH SOLE 15,464,667 MAGNA INTL INC CLASS
A 559222401C 7,649 88,000SH SOLE 88,000 MANULIFE FINCL CORP COMMON
56501R106 637,579 10,283,532SH SOLE 10,283,532 NEXEN INC COMMON 65334H102
2,304 41,550SH SOLE 41,550 NOMURA HLDGS INC SPONSORED ADR 65535H208
36,313 2,012,500SH SOLE 2,012,500 NORSKE SKOG CDA COMMON 65653R103 40,567
14,234,007SH SOLE 14,234,007 NOVA CHEMICALS CORP COMMON 66977W109
180,167 4,214,440SH SOLE 4,214,440 NOVARTIS AG ADR (1 ORD SHS) 66987V109
74,971 1,266,055SH SOLE 1,266,055 NOVELIS INC COMMON 67000X106 145,201
5,838,404SH SOLE 5,838,404 ORACLE CORP COMMON 68389X105 39,580 2,749,050SH
SOLE 2,749,050 PLACER DOME INC COMMON 725906101C 1,912 96,000SH SOLE 96,000
SBC COMMUNICATIONS COMMON 78387G103 87,537 3,145,230SH SOLE 3,145,230
STATOIL ASA SP ADR(1 ORD NOK2.5) 85771P102 49,910 1,741,000SH SOLE 1,741,000
TELUS CORP COMMON 87971M103 77,837 1,604,550SH SOLE 1,604,550 3M COMPANY
COMMON 88579Y101 80,489 944,950SH SOLE 944,950 TRANSALTA CORP COMMON
89346D107 81,326 3,531,300SH SOLE 3,531,300 TRANSCANADA CORP COMMON
89353D107 211,618 5,961,067SH SOLE 5,961,067 TRANSCANADA CORP COMMON
89353D107C 8,407 237,000SH SOLE 237,000 VALERO ENERGY CORP COMMON
91913Y100 93,835 714,800SH SOLE 714,800 VERIZON COMMUNICATNS COMMON
92343V104 65,959 1,737,761SH SOLE 1,737,761 VODAFONE GRP PLC ADR(10 ORDS)
92857W100 65,881 2,184,820SH SOLE 2,184,820 WAL MART DE MEXICO SP ADR(10
SHS) 93114W107 37,589 637,900SH SOLE 637,900 DEUTSCHE BANK AG NAM ORD
D18190898 76,499 704,500SH SOLE 704,500 ACE LIMITED COMMON G0070K103 656
12,000SH SOLE 12,000 AMDOCS LTD ORD G02602103 29,766 924,500SH SOLE 924,500
NABORS INDS LTD COMMON G6359F103 234 2,800SH SOLE 2,800 TRANSOCEAN INC
ORDINARY G90078109 78,719 1,105,800SH SOLE 1,105,800 UBS AG NAMEN AKT
H8920M855 68,251 687,500SH SOLE 687,500 TAKEDA PHARMACEUTICL SHARES
J8129E108 5,848 84,300SH SOLE 84,300 CHECK POINT SOFTWARE ORDINARY
M22465104 62,589 2,216,500SH SOLE 2,216,500 ASML HOLDING NV SHARES
N07059111 39,825 2,077,500SH SOLE 2,077,500


CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011